Closed Block - Results of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Premiums	$ 24	$ 58	$ 64
Net investment income	84	86	86
Investment related gains (losses)	42	(124)	110
Total revenues	150	20	260
Benefits and Expenses
Future policy and other policy benefits	107	(24)	212
Dividends to policyholders	40	45	45
Total benefits and expenses	147	21	257
Contribution from (to) AmerUs Closed Block before income taxes	3	(1)	3
Federal income taxes funded by the Closed Block	3	1	6
Contribution to AmerUs Closed Block, net of income taxes	$ 0	$ (2)	$ (3)